Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 2,539	$ (3,079)
Adjustments to reconcile net loss to net cash used in operating activities: Stock-based compensation - related party	0	1,000
Changes in operating assets and liabilities:
Other Assets	(17,820)	0
Accounts payable	3,359	1,079
Subscription Payable	2,000	0
Net cash used in operating activities	(9,922)	(1,000)
CASH FLOWS FROM INVESTING ACTIVITIES:	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributions from related party	15,000	1,000
Net cash provided by financing activities	15,000	1,000
Net increase (decrease) in cash	0	0
Cash at beginning of period	$ 0	$ 0